Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

E.I.N. 72-1229752 / PN 020
SAVINGS PLAN OF ENTERGY CORPORATION AND SUBSIDIARIES IX
Schedule of Assets (Held at End of Year)
As of December 31, 2025
Plan Sponsor: Entergy Corporation

	Interest	Maturity		Current
Description	Rate	Date	Cost	Value

Loans to participants*	8.00% - 9.50%	03/02/2026 - 10/31/2041	N/A	$836,431	**

* Party-in-interest
** Net of $244 in deemed loan distributions